STOCKHOLDERS' DEFICIT (Common Stock Issued For Services, Warrants and 2004 Equity Incentive Plan) (Details) - USD ($)		12 Months Ended
	Feb. 10, 2015	Dec. 31, 2016	Dec. 31, 2015	Nov. 20, 2014
Value of shares of common stock issued for services			$ 226,215
Equity method investments		$ 88,000	88,000
Issuance of Stock and Warrants for Services or Claims		$ 319,419	$ 47,880
Stock Incentive Plan 2014 [Member]
Maximum number of shares to be issued				4,000,000
Common share availabe for issue			3,400,000
Typenex Co Investment Llc [Member] | Warrant [Member]
Number of shares of common stock issued for services	621,000
Value of shares of common stock issued for services	$ 987,390
Number of warrants issued to purchase shares of common stock	170,044
Fair value of Warrant	$ 218,788
Loss on extinguishment of debt and repurchase of warrants	$ 768,602